AB Sustainable Thematic Balanced Portfolio

Portfolio of Investments

November 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 56.8%
Information Technology – 20.1%
Communications Equipment – 1.1%
Ciena Corp.(a)	22,892	$1,049,598
GCI Liberty, Inc.(a) (b) (c)	486	0

		1,049,598

Electronic Equipment, Instruments & Components – 4.1%
Flex Ltd.(a)	52,290	1,330,780
Keysight Technologies, Inc.(a)	10,792	1,466,525
TE Connectivity Ltd.	9,896	1,296,376

		4,093,681

IT Services – 1.5%
Accenture PLC - Class A	4,514	1,503,794

Semiconductors & Semiconductor Equipment – 4.7%
Advanced Micro Devices, Inc.(a)	5,267	638,150
Monolithic Power Systems, Inc.	1,642	900,998
NVIDIA Corp.	3,058	1,430,227
NXP Semiconductors NV	4,140	844,891
ON Semiconductor Corp.(a)	12,030	858,100

		4,672,366

Software – 8.7%
Adobe, Inc.(a)	2,295	1,402,268
Bentley Systems, Inc. - Class B	14,614	760,805
Fair Isaac Corp.(a)	1,139	1,238,776
Intuit, Inc.	2,798	1,598,945
Microsoft Corp.	6,291	2,383,723
Palo Alto Networks, Inc.(a)	4,105	1,211,345

		8,595,862

		19,915,301

Health Care – 12.6%
Health Care Equipment & Supplies – 3.5%
Alcon, Inc.	17,636	1,333,811
Becton Dickinson & Co.	4,956	1,170,508
STERIS PLC	5,080	1,020,775

		3,525,094

Health Care Providers & Services – 2.8%
Laboratory Corp. of America Holdings	5,019	1,088,671
UnitedHealth Group, Inc.	3,022	1,671,076

		2,759,747

Life Sciences Tools & Services – 5.1%
Bio-Rad Laboratories, Inc. - Class A(a)	2,051	625,391
Bruker Corp.	11,416	743,067
Danaher Corp.	5,800	1,295,198
ICON PLC(a)	5,321	1,420,388
West Pharmaceutical Services, Inc.	2,728	956,873

		5,040,917

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.2%
Johnson & Johnson	7,549	$1,167,528

		12,493,286

Industrials – 8.3%
Aerospace & Defense – 1.0%
Hexcel Corp.	14,341	993,975

Building Products – 1.1%
Owens Corning	8,210	1,113,112

Commercial Services & Supplies – 3.3%
Tetra Tech, Inc.	7,062	1,116,855
Veralto Corp.(a)	8,252	637,467
Waste Management, Inc.	9,137	1,562,336

		3,316,658

Electrical Equipment – 0.8%
Rockwell Automation, Inc.	2,950	812,548

Machinery – 1.2%
Deere & Co.	3,199	1,165,747

Professional Services – 0.9%
Maximus, Inc.	10,256	856,273

		8,258,313

Financials – 6.4%
Capital Markets – 2.7%
Intercontinental Exchange, Inc.	10,630	1,210,119
MSCI, Inc.	2,792	1,454,214

		2,664,333

Financial Services – 1.9%
Visa, Inc. - Class A	7,355	1,887,881

Insurance – 1.8%
Aflac, Inc.	21,794	1,802,582

		6,354,796

Consumer Staples – 3.7%
Household Products – 1.5%
Procter & Gamble Co. (The)	9,510	1,459,975

Personal Care Products – 2.2%
Haleon PLC (ADR)(d)	97,719	836,475
Unilever PLC (Sponsored ADR)	28,269	1,348,431

		2,184,906

		3,644,881

Consumer Discretionary – 3.0%
Automobile Components – 0.8%
Aptiv PLC(a)	9,206	762,625

Household Durables – 1.2%
TopBuild Corp.(a)	4,116	1,217,430

Company	Shares	U.S. $ Value

Specialty Retail – 1.0%
Home Depot, Inc. (The)	3,155	$989,061

		2,969,116

Utilities – 1.9%
Electric Utilities – 1.1%
NextEra Energy, Inc.	19,115	1,118,419

Water Utilities – 0.8%
American Water Works Co., Inc.	6,287	828,878

		1,947,297

Real Estate – 0.8%
Specialized REITs – 0.8%
SBA Communications Corp.	3,118	770,021

Total Common Stocks (cost $51,152,156)		56,353,011

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 39.9%
United States – 39.9%
U.S. Treasury Bonds 1.25%, 05/15/2050	$320	156,902
1.875%, 11/15/2051	655	379,112
2.25%, 02/15/2052	677	430,868
2.50%, 02/15/2046	363	251,283
3.00%, 05/15/2042	2,835	2,234,413
3.00%, 02/15/2048	557	419,375
3.00%, 02/15/2049	494	371,889
3.00%, 08/15/2052	137	103,533
3.625%, 02/15/2053	1,339	1,141,831
3.625%, 05/15/2053	173	147,730
3.875%, 02/15/2043	2,150	1,917,552
3.875%, 05/15/2043	96	85,367
4.00%, 11/15/2052	778	711,172
4.375%, 08/15/2043	138	131,876
4.75%, 11/15/2043	97	97,179
4.75%, 11/15/2053	126	131,234
6.125%, 08/15/2029	585	635,125
U.S. Treasury Notes 0.625%, 05/15/2030	2,595	2,053,610
1.625%, 02/15/2026	314	294,656
1.875%, 02/28/2027	2,409	2,223,055
1.875%, 02/15/2032	3,005	2,492,658
2.25%, 08/15/2027	1,598	1,481,146
2.50%, 03/31/2027	2,574	2,422,375
2.625%, 02/15/2029	1,069	983,330
2.75%, 08/15/2032	139	122,711
3.375%, 05/15/2033	1,461	1,349,968
3.50%, 01/31/2028	2,445	2,365,160
3.50%, 04/30/2028	805	778,025
3.50%, 02/15/2033	1,379	1,288,036
3.625%, 05/15/2026	2,734	2,675,048
3.625%, 03/31/2028	2,450	2,379,654
3.875%, 12/31/2027	454	445,629
3.875%, 08/15/2033	114	109,137

	Principal Amount (000)	U.S. $ Value

4.00%, 06/30/2028	$261	$257,510
4.125%, 09/30/2027	2,576	2,551,850
4.125%, 11/15/2032	138	135,238
4.375%, 11/30/2028	466	468,004
4.50%, 11/15/2033	105	106,567
4.625%, 03/15/2026	1,833	1,833,573
4.625%, 09/30/2028	1,256	1,272,086
5.00%, 10/31/2025	218	218,552

Total Governments - Treasuries (cost $43,855,559)		39,654,019

AGENCIES – 2.6%
Agency Debentures – 2.6%
Federal Home Loan Banks 4.50%, 03/13/2026	1,000	993,960
Federal National Mortgage Association 6.625%, 11/15/2030	1,382	1,547,679

Total Agencies (cost $2,851,212)		2,541,639

	Shares

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(e) (f) (g) (cost $769,460)	769,460	769,460

Total Investments – 100.1% (cost $98,628,387)(h)		99,318,129
Other assets less liabilities – (0.1)%		(83,398)

Net Assets – 100.0%		$99,234,731

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents entire or partial securities out on loan.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of November 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,250,187 and gross unrealized depreciation of investments was $(7,560,445), resulting in net unrealized appreciation of $689,742.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Sustainable Thematic Balanced Portfolio

November 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$19,915,301	$—	$0	(a)	$19,915,301
Health Care	12,493,286	—	—		12,493,286
Industrials	8,258,313	—	—		8,258,313
Financials	6,354,796	—	—		6,354,796
Consumer Staples	3,644,881	—			3,644,881
Consumer Discretionary	2,969,116	—	—		2,969,116
Utilities	1,947,297	—	—		1,947,297
Real Estate	770,021	—	—		770,021
Governments - Treasuries	—	39,654,019	—		39,654,019
Agencies	—	2,541,639	—		2,541,639
Short-Term Investments	769,460	—	—		769,460

Total Investments in Securities	57,122,471	42,195,658	0	(a)	99,318,129
Other Financial Instruments(b)	—	—	—		—

Total	$57,122,471	$42,195,658	$0	(a)	$99,318,129

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2023 is as follows:

Fund	Market Value 08/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,048	$3,950	$5,229	$769	$22
Government Money Market Portfolio*	131	1,802	1,933	0	2
Total	$2,179	$5,752	$7,162	$769	$24

*	Investments of cash collateral for securities lending transactions